Income taxes Income Tax Effective Rate Reconciliation (Details)	7 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
U.S. Federal Income Tax Rate	(35.00%)
State and Local Income Tax Rates	(3.90%)
Valuation Allowance	38.90%
Effective Income Tax Rate	0.00%